Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Registrant Name	Silicon Motion Technology Corporation
Entity Filer Category	Large Accelerated Filer
Entity File Number	000-51380
Entity Well-known Seasoned Issuer	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Address, Address Line One	Unit B, 16/F, Centre 600, 82 King Lam St, Cheung Sha Wan
Entity Address, Country	HK
Entity Central Index Key	0001329394
Entity Address, City or Town	Kowloon
Entity Incorporation, State or Country Code	E9
Entity Common Stock, Shares Outstanding	139,109,484
Entity Address, Postal Zip Code	00000
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four ordinary shares
Security Exchange Name	NASDAQ
Trading Symbol	SIMO
Ordinary shares[Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.01 per share
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	690 N. McCarthy Blvd. Suite 200
Entity Address, Country	US
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Contact Personnel Fax Number	1 408 519 7101
City Area Code	1 408
Local Phone Number	519 7200
Entity Address, Postal Zip Code	95035
Contact Personnel Name	Riyadh Lai